JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 99.8%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	6,039	2,349,956

Automobiles & Parts — 0.5%
Gentex Corp.	27,749	871,319
Genuine Parts Co.	8,710	1,160,433

		2,031,752

Banks — 0.6%
Bank of Hawaii Corp.	5,259	452,642
Commerce Bancshares, Inc.	11,925	821,776
US Bancorp	21,527	1,252,656

		2,527,074

Beverages — 0.7%
Brown-Forman Corp., Class B	9,864	665,130
Coca-Cola Co. (The)	12,067	736,208
Monster Beverage Corp.*	14,513	1,258,567

		2,659,905

Chemicals — 0.8%
Air Products and Chemicals, Inc.	4,635	1,307,626
Celanese Corp.	6,458	1,005,575
CF Industries Holdings, Inc.	9,982	687,461
NewMarket Corp.	1,017	343,817

		3,344,479

Construction & Materials — 0.8%
Acuity Brands, Inc.	3,625	694,296
AO Smith Corp.	8,555	653,773
Lennox International, Inc.	1,818	515,621
Louisiana-Pacific Corp.	4,385	291,340
Watsco, Inc.	3,037	858,135

		3,013,165

Consumer Services — 1.1%
Copart, Inc.*	9,207	1,190,005
eBay, Inc.	22,994	1,381,249
Frontdoor, Inc.*	7,830	284,229
Grand Canyon Education, Inc.*	7,642	639,482
Rollins, Inc.	29,576	912,420

		4,407,385

Electricity — 1.1%
AES Corp. (The)	12,208	270,773
Evergy, Inc.	5,839	379,301
Hawaiian Electric Industries, Inc.	6,961	295,843
IDACORP, Inc.	5,481	604,116
NextEra Energy, Inc.	38,116	2,977,622

		4,527,655

Electronic & Electrical Equipment — 1.7%
Allegion plc	6,293	772,340
Donaldson Co., Inc.	10,846	603,688
IDEX Corp.	4,743	1,021,832
Keysight Technologies, Inc.*	7,296	1,231,711
Mettler-Toledo International, Inc.*	907	1,335,721
Rockwell Automation, Inc.	3,337	965,127
Waters Corp.*	2,936	939,872

		6,870,291

Finance & Credit Services — 1.4%
FactSet Research Systems, Inc.	2,410	1,016,755
Moody’s Corp.	4,860	1,666,980
Morningstar, Inc.	1,376	395,476
S&P Global, Inc.	5,914	2,455,611

		5,534,822

Food Producers — 0.4%
Flowers Foods, Inc.	10,734	301,947
General Mills, Inc.	4,445	305,283
Hershey Co. (The)	5,277	1,039,938

		1,647,168

Gas, Water & Multi-utilities — 0.5%
National Fuel Gas Co.	13,196	801,393
UGI Corp.	7,130	323,346
WEC Energy Group, Inc.	10,861	1,053,951

		2,178,690

General Industrials — 1.2%
3M Co.	13,505	2,242,100
Honeywell International, Inc.	1,790	366,019
Illinois Tool Works, Inc.	8,703	2,035,806

		4,643,925

Health Care Providers — 0.8%
Cerner Corp.	16,466	1,501,699
Chemed Corp.	1,839	862,326
DaVita, Inc.*	6,870	744,502
Premier, Inc., Class A	6,233	238,225

		3,346,752

Household Goods & Home Construction — 0.2%
NVR, Inc.*	137	729,829

Industrial Engineering — 0.8%
Brunswick Corp.	1,150	104,408
Cummins, Inc.	5,101	1,126,709
Graco, Inc.	12,803	928,986
Lincoln Electric Holdings, Inc.	6,261	800,406
Toro Co. (The)	3,558	343,632

		3,304,141

Industrial Metals & Mining — 0.3%
Fastenal Co.	5,844	331,238
Reliance Steel & Aluminum Co.	2,961	452,678
Southern Copper Corp. (Peru)	5,903	377,142

		1,161,058

Industrial Support Services — 7.0%
Accenture plc, Class A	13,139	4,645,688
Automatic Data Processing, Inc.	10,879	2,242,924
Cintas Corp.	3,272	1,281,086
Jack Henry & Associates, Inc.	4,478	751,453
Mastercard, Inc., Class A	16,976	6,559,187
MSC Industrial Direct Co., Inc., Class A	3,554	290,149
Paychex, Inc.	12,367	1,456,338
Robert Half International, Inc.	9,455	1,070,873
Verisk Analytics, Inc.	6,179	1,211,887
Visa, Inc., Class A	30,019	6,789,397
Vontier Corp.	12,697	356,913
Western Union Co. (The)	28,067	530,747
WW Grainger, Inc.	2,322	1,149,645

		28,336,287

Industrial Transportation — 1.2%
Allison Transmission Holdings, Inc.	12,639	480,155
Landstar System, Inc.	3,405	544,800

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Union Pacific Corp.	14,556	3,559,670
United Parcel Service, Inc., Class B	1,527	308,775

		4,893,400

Investment Banking & Brokerage Services — 4.0%
Berkshire Hathaway, Inc., Class B*	22,139	6,929,950
BlackRock, Inc.	2,890	2,378,296
Broadridge Financial Solutions, Inc.	6,660	1,060,405
Cboe Global Markets, Inc.	5,019	594,902
Intercontinental Exchange, Inc.	11,764	1,490,028
MarketAxess Holdings, Inc.	1,368	471,249
Nasdaq, Inc.	6,087	1,090,851
SEI Investments Co.	10,831	634,805
T. Rowe Price Group, Inc.	6,862	1,059,699
Virtu Financial, Inc., Class A	16,048	496,365

		16,206,550

Leisure Goods — 1.3%
Activision Blizzard, Inc.	27,511	2,173,644
Electronic Arts, Inc.	9,803	1,300,466
Pool Corp.	2,173	1,034,891
YETI Holdings, Inc.*	10,461	686,033

		5,195,034

Life Insurance — 0.5%
Aflac, Inc.	22,178	1,393,222
Globe Life, Inc.	7,240	740,652

		2,133,874

Media — 0.9%
Interpublic Group of Cos., Inc. (The)	30,868	1,097,049
Omnicom Group, Inc.	15,436	1,163,257
Sirius XM Holdings, Inc.(a)	146,525	931,899
World Wrestling Entertainment, Inc., Class A(a)	10,776	538,153

		3,730,358

Medical Equipment & Services — 2.0%
Abbott Laboratories	18,200	2,319,772
Bio-Techne Corp.	2,330	877,035
Edwards Lifesciences Corp.*	17,087	1,865,900
IDEXX Laboratories, Inc.*	2,728	1,383,914
Quidel Corp.*	4,263	440,624
ResMed, Inc.	5,206	1,190,092

		8,077,337

Mortgage Real Estate Investment Trusts — 0.1%
AGNC Investment Corp.	36,459	542,875

Non-life Insurance — 4.0%
Allstate Corp. (The)	11,058	1,334,369
Aon plc, Class A	6,621	1,830,309
Arch Capital Group Ltd.*	18,055	836,308
Arthur J Gallagher & Co.	8,461	1,336,330
Brown & Brown, Inc.	16,566	1,097,995
Chubb Ltd.	7,862	1,551,015
Erie Indemnity Co., Class A	3,225	593,723
Fidelity National Financial, Inc.	13,665	688,033
Hanover Insurance Group, Inc. (The)	1,881	259,503
Marsh & McLennan Cos., Inc.	13,471	2,069,684
Progressive Corp. (The)	17,735	1,927,085
RenaissanceRe Holdings Ltd. (Bermuda)	2,925	459,722
Travelers Cos., Inc. (The)	7,391	1,228,236
White Mountains Insurance Group Ltd.	203	211,315
WR Berkley Corp.	10,178	860,041

		16,283,668

Non-Renewable Energy — 3.3%
Antero Midstream Corp.	48,090	478,496
APA Corp.	23,753	788,837
Chevron Corp.	30,823	4,047,985
Continental Resources, Inc.(a)	16,029	832,546
Coterra Energy, Inc.	54,033	1,183,323
EOG Resources, Inc.	19,738	2,200,392
Exxon Mobil Corp.	11,929	906,127
Kinder Morgan, Inc.	48,690	845,258
NOV, Inc.	37,717	619,313
Targa Resources Corp.	15,537	917,926
Texas Pacific Land Corp.	487	523,525

		13,343,728

Personal Care, Drug & Grocery Stores — 3.1%
Albertsons Cos., Inc., Class A	9,731	273,927
Church & Dwight Co., Inc.	7,379	757,454
Clorox Co. (The)	5,371	901,576
Colgate-Palmolive Co.	22,346	1,842,428
Kimberly-Clark Corp.	438	60,291
McKesson Corp.	6,244	1,602,960
Procter & Gamble Co. (The)	45,126	7,240,467

		12,679,103

Personal Goods — 1.6%
Carter’s, Inc.	8,036	748,313
Deckers Outdoor Corp.*	2,597	831,637
Estee Lauder Cos., Inc. (The), Class A	5,328	1,661,217
NIKE, Inc., Class B	11,671	1,728,125
Tapestry, Inc.	24,783	940,515
Under Armour, Inc., Class A*	38,000	715,540

		6,625,347

Pharmaceuticals, Biotechnology & Marijuana Producers — 9.5%
AbbVie, Inc.	32,451	4,442,217
Amgen, Inc.	12,404	2,817,445
Biogen, Inc.*	3,751	847,726
CureVac NV (Germany)*(a)	12,661	244,484
Eli Lilly & Co.	16,240	3,985,134
Gilead Sciences, Inc.	27,927	1,918,026
Johnson & Johnson	40,493	6,976,539
Merck & Co., Inc.	53,025	4,320,477
Moderna, Inc.*	8,482	1,436,257
Pfizer, Inc.	111,658	5,883,260
Regeneron Pharmaceuticals, Inc.*	2,096	1,275,605
Vertex Pharmaceuticals, Inc.*	7,683	1,867,353
Zoetis, Inc.	11,834	2,364,315

		38,378,838

Precious Metals & Mining — 0.4%
Newmont Corp.	19,317	1,181,621
Royal Gold, Inc.	5,826	591,630

		1,773,251

Real Estate Investment & Services — 0.3%
CBRE Group, Inc., Class A*	12,754	1,292,490

Real Estate Investment Trusts — 2.9%
American Tower Corp.(a)	10,121	2,545,431
Camden Property Trust	3,842	615,066
Equity LifeStyle Properties, Inc.	10,268	803,882
Equity Residential	6,692	593,781

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Extra Space Storage, Inc.	6,311	1,250,777
Gaming and Leisure Properties, Inc.	7,538	340,567
Lamar Advertising Co., Class A	8,320	921,523
Life Storage, Inc.	4,458	601,607
Public Storage	4,918	1,763,251
Simon Property Group, Inc.	8,250	1,214,400
Weyerhaeuser Co.	22,451	907,694

		11,557,979

Renewable Energy — 0.0%(b)
Shoals Technologies Group, Inc., Class A*	3,004	50,647

Retailers — 7.4%
AutoZone, Inc.*	800	1,589,080
Best Buy Co., Inc.	11,306	1,122,460
Costco Wholesale Corp.	9,183	4,638,609
Dick’s Sporting Goods, Inc.	8,437	973,630
Dollar General Corp.	7,664	1,597,791
Etsy, Inc.*	5,704	895,984
Foot Locker, Inc.	14,442	645,269
Home Depot, Inc. (The)	20,086	7,371,160
Kohl’s Corp.	2,559	152,798
Lowe’s Cos., Inc.	493	117,013
Ollie’s Bargain Outlet Holdings, Inc.*(a)	10,878	521,491
O’Reilly Automotive, Inc.*	2,396	1,561,593
Ross Stores, Inc.	12,902	1,261,170
Target Corp.	11,645	2,566,907
Tractor Supply Co.	5,540	1,209,437
Ulta Beauty, Inc.*	3,067	1,115,591
Victoria’s Secret & Co.*	16,661	930,184
Walmart, Inc.	6,287	878,985
Williams-Sonoma, Inc.	5,777	927,440

		30,076,592

Software & Computer Services — 16.9%
Adobe, Inc.*	9,584	5,120,731
Akamai Technologies, Inc.*	8,355	957,065
Alphabet, Inc., Class A*	2,847	7,704,181
Amdocs Ltd.	7,970	604,843
Aspen Technology, Inc.*	5,430	815,369
Autodesk, Inc.*	6,452	1,611,645
Cadence Design Systems, Inc.*	9,323	1,418,401
CDK Global, Inc.	6,645	285,536
Citrix Systems, Inc.	6,098	621,630
Cognizant Technology Solutions Corp., Class A	17,823	1,522,441
Crowdstrike Holdings, Inc., Class A*	5,922	1,069,750
Dell Technologies, Inc., Class C*	11,247	638,942
DocuSign, Inc.*	6,059	762,040
Dolby Laboratories, Inc., Class A	9,141	803,037
DoorDash, Inc., Class A*	4,938	560,414
DoubleVerify Holdings, Inc.*	7,183	198,682
Dropbox, Inc., Class A*	21,704	537,174
Dynatrace, Inc.*(a)	9,990	548,051
EPAM Systems, Inc.*	2,234	1,063,697
F5, Inc.*	2,995	621,822
Fortinet, Inc.*	5,004	1,487,389
Gartner, Inc.*	4,015	1,179,968
International Business Machines Corp.	19,209	2,565,746
Intuit, Inc.	5,816	3,229,218
Manhattan Associates, Inc.*	6,204	830,530
McAfee Corp., Class A	12,526	321,292
Meta Platforms, Inc., Class A*	23,865	7,475,950
Microsoft Corp.	25,347	7,882,410
NortonLifeLock, Inc.	25,910	673,919
Oracle Corp.	37,963	3,081,077
Palo Alto Networks, Inc.*	3,215	1,663,441
Paycom Software, Inc.*	2,278	763,813
Pinterest, Inc., Class A*	20,238	598,235
Roper Technologies, Inc.	2,527	1,104,703
ServiceNow, Inc.*	3,887	2,276,927
SS&C Technologies Holdings, Inc.	9,160	731,609
Synopsys, Inc.*	4,985	1,547,843
Teradata Corp.*	11,547	465,806
VeriSign, Inc.*	4,772	1,036,383
VMware, Inc., Class A(a)	10,693	1,373,837
Zoom Video Communications, Inc., Class A*	5,399	832,958

		68,588,505

Technology Hardware & Equipment — 12.2%
Amphenol Corp., Class A	8,121	646,350
Analog Devices, Inc.	13,834	2,268,361
Apple, Inc.	50,604	8,844,567
Applied Materials, Inc.	20,463	2,827,577
Broadcom, Inc.	8,370	4,903,816
CDW Corp.	4,331	818,776
Cirrus Logic, Inc.*	6,077	543,527
Corning, Inc.	13,963	587,005
Intel Corp.	76,826	3,750,645
IPG Photonics Corp.*	3,073	474,686
KLA Corp.	4,655	1,812,052
Microchip Technology, Inc.	13,370	1,035,908
NetApp, Inc.	8,648	748,138
NVIDIA Corp.	26,675	6,531,640
NXP Semiconductors NV (China)	5,973	1,227,093
Qorvo, Inc.*	5,970	819,562
QUALCOMM, Inc.	24,199	4,253,216
Skyworks Solutions, Inc.	5,514	807,911
TD SYNNEX Corp.	4,602	481,231
Teradyne, Inc.	8,232	966,684
Texas Instruments, Inc.	20,265	3,637,365
Xilinx, Inc.	8,005	1,549,368

		49,535,478

Telecommunications Equipment — 1.9%
Cisco Systems, Inc.	82,835	4,611,425
Lumentum Holdings, Inc.*	10,561	1,071,730
Motorola Solutions, Inc.	5,373	1,246,214
Ubiquiti, Inc.	2,185	633,737

		7,563,106

Telecommunications Service Providers — 1.0%
Verizon Communications, Inc.	76,082	4,049,845

Tobacco — 1.0%
Altria Group, Inc.	45,450	2,312,496
Philip Morris International, Inc.	14,886	1,531,025

		3,843,521

Travel & Leisure — 2.9%
Choice Hotels International, Inc.	2,367	339,428
Copa Holdings SA, Class A (Panama)*	5,939	496,382

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Domino’s Pizza, Inc.	2,185	993,410
Expedia Group, Inc.*	7,737	1,418,115
McDonald’s Corp.	16,218	4,207,760
Starbucks Corp.	27,826	2,735,852
Yum! Brands, Inc.	11,197	1,401,528

		11,592,475

Waste & Disposal Services — 0.9%
Clean Harbors, Inc.*	5,491	508,192
Republic Services, Inc.	9,638	1,230,387
Stericycle, Inc.*	2,946	173,048
Waste Management, Inc.	11,310	1,701,477

		3,613,104

TOTAL COMMON STOCKS (Cost $356,061,179)		404,241,439

SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d) (Cost $360,717)	360,717	360,717

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(c)(d)	4,249,425	4,248,150
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	1,340,194	1,340,194

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $5,588,569)		5,588,344

TOTAL SHORT-TERM INVESTMENTS (Cost $5,949,286)		5,949,061

Total Investments — 101.3% (Cost $362,010,465)		410,190,500
Liabilities in Excess of Other Assets — (1.3%)		(5,181,440)

Net Assets — 100.0%		405,009,060

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $5,580,788.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2022:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	22	03/2022	USD	495,248	(12,134)

Abbreviations

USD	United States Dollar

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$410,190,500	$—	$—	$410,190,500

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(12,134)	$—	$—	$(12,134)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	$6,249,325	$14,000,000	$16,000,000	$(950)	$(225)	$4,248,150	4,249,425	$873	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	244,069	4,784,224	4,667,576	—	—	360,717	360,717	54	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	1,942,017	15,562,860	16,164,683	—	—	1,340,194	1,340,194	104	—

Total	$8,435,411	$34,347,084	$36,832,259	$(950)	$(225)	$5,949,061		$1,031	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.